Schedule of investments
Delaware Ivy Global Bond Fund
June 30, 2023 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 11.30%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		485,669	$ 462,775
Fannie Mae S.F. 30 yr
2.50% 4/1/51		1,690,625	1,440,994
3.50% 1/1/52		2,124,846	1,940,093
3.50% 6/1/52		3,817,170	3,479,167
4.00% 5/1/51		1,088,199	1,034,733
4.50% 1/1/50		86,837	85,754
4.50% 4/1/50		889,639	871,653
4.50% 2/1/53		3,661,735	3,520,836
5.00% 9/1/52		2,689,831	2,637,605
5.50% 10/1/52		2,026,128	2,017,214
5.50% 3/1/53		4,120,932	4,101,530
5.50% 7/1/53		2,176,000	2,165,755
6.00% 6/1/53		4,240,625	4,277,770
Freddie Mac S.F. 15 yr
4.50% 9/1/37		769,512	755,384
5.00% 6/1/38		2,099,711	2,086,082
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,782,559	1,784,044
Freddie Mac S.F. 30 yr
2.50% 5/1/52		856,710	726,806
3.00% 12/1/46		1,525,734	1,365,161
3.00% 7/1/50		2,413,602	2,152,787
4.00% 8/1/52		1,324,556	1,248,821
4.50% 9/1/52		1,362,523	1,310,951
4.50% 10/1/52		4,460,597	4,289,118
5.00% 7/1/52		1,625,859	1,594,721
5.00% 6/1/53		2,707,000	2,660,928
6.00% 12/1/52		833,345	840,645
GNMA II S.F. 30 yr 3.00% 12/20/51		1,034,892	926,605
Total Agency Mortgage-Backed Securities (cost $50,419,343)			49,777,932

Corporate Bonds – 37.55%Δ
Australia − 0.62%
AngloGold Ashanti Holdings 3.75% 10/1/30		1,450,000	1,245,779
APA Infrastructure 2.00% 7/15/30	EUR	1,000,000	930,382
WestConnex Finance 3.15% 3/31/31	AUD	1,000,000	540,558
			2,716,719
Brazil − 0.32%
Embraer Netherlands Finance 5.40% 2/1/27		1,030,000	989,573
Rumo Luxembourg 144A 5.25% 1/10/28 #		435,000	404,550
			1,394,123
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
China − 0.42%
ENN Energy Holdings 144A 2.625% 9/17/30 #		2,000,000	$ 1,674,053
RKPF Overseas 5.125% 7/26/26		425,000	194,828
			1,868,881
Colombia − 0.30%
Geopark 144A 5.50% 1/17/27 #		1,635,000	1,328,659
			1,328,659
France − 1.83%
AXA 5.125% 7/4/43 μ	EUR	1,700,000	1,854,519
BPCE
3.50% 1/25/28	EUR	1,500,000	1,593,034
144A 5.125% 1/18/28 #		3,215,000	3,158,166
Credit Agricole 144A 5.514% 7/5/33 #		915,000	921,182
Electricite de France 4.25% 1/25/32	EUR	500,000	540,280
			8,067,181
Georgia − 0.30%
Georgian Railway 4.00% 6/17/28		1,525,000	1,322,535
			1,322,535
Germany − 1.03%
Aroundtown 1.625% 1/31/28	EUR	1,700,000	1,312,956
Deutsche Bank
5.625% 5/19/31 μ	EUR	800,000	833,923
6.72% 1/18/29 μ		1,100,000	1,102,420
Volkswagen International Finance 3.875% 3/29/26	EUR	1,200,000	1,290,773
			4,540,072
Guatemala − 0.42%
Central American Bottling 144A 5.25% 4/27/29 #		1,500,000	1,387,357
CT Trust 144A 5.125% 2/3/32 #		600,000	482,094
			1,869,451
Hong Kong − 0.20%
Cheung Kong Infrastructure Finance 1.00% 12/12/24	EUR	875,000	900,268
			900,268
India − 0.49%
Greenko Power II 144A 4.30% 12/13/28 #		371,000	323,387
NQ- IV054 [0623] 0823 (3049896)    1

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
India (continued)
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		2,300,000	$ 1,819,878
			2,143,265
Indonesia − 1.33%
Perusahaan Perseroan Persero Perusahaan Listrik Negara
144A 5.375% 1/25/29 #		4,800,000	4,752,422
144A 5.45% 5/21/28 #		1,100,000	1,103,960
			5,856,382
Ireland − 0.10%
AerCap Ireland Capital DAC 3.00% 10/29/28		485,000	419,736
			419,736
Italy − 0.22%
Autostrade per l'Italia 2.00% 12/4/28	EUR	1,000,000	955,235
			955,235
Japan − 0.60%
Sumitomo Mitsui Financial Group 3.748% 7/19/23		2,650,000	2,647,787
			2,647,787
Kazakhstan − 0.98%
Development Bank of Kazakhstan JSC
144A 5.75% 5/12/25 #		2,000,000	2,019,756
144A 10.95% 5/6/26 #	KZT	429,000,000	832,585
QazaqGaz JSC 144A 4.375% 9/26/27 #		1,588,000	1,482,453
			4,334,794
Kuwait − 1.22%
NBK SPC 144A 1.625% 9/15/27 #, μ		6,000,000	5,358,054
			5,358,054
Malaysia − 0.14%
Petronas Capital 144A 3.50% 4/21/30 #		650,000	600,307
			600,307
Mexico − 1.24%
Banco Santander Mexico
144A 5.375% 4/17/25 #		1,150,000	1,138,575
144A 5.95% 10/1/28 #, μ		850,000	848,937
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico (continued)
BBVA Bancomer
144A 1.875% 9/18/25 #		1,400,000	$ 1,289,048
144A 5.875% 9/13/34 #, μ		1,700,000	1,514,981
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	669,238
			5,460,779
Peru − 0.92%
Banco Internacional del Peru 144A 3.25% 10/4/26 #		800,000	744,915
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #		1,300,000	1,133,990
SAN Miguel Industrias 144A 3.50% 8/2/28 #		2,550,000	2,168,776
			4,047,681
Republic of Korea − 0.14%
SK Hynix 144A 6.50% 1/17/33 #		600,000	606,164
			606,164
South Africa − 0.17%
Bidvest Group UK 144A 3.625% 9/23/26 #		822,000	734,765
			734,765
Spain − 0.11%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	500,000	491,501
			491,501
Switzerland − 1.20%
Credit Suisse 7.95% 1/9/25		1,945,000	1,985,444
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	1,500,000	1,247,772
Sika Capital
3.75% 11/3/26	EUR	900,000	976,192
3.75% 5/3/30	EUR	300,000	326,492
UBS Group 144A 4.751% 5/12/28 #, μ		800,000	758,786
			5,294,686
Thailand − 0.16%
Thaioil Treasury Center 144A 2.50% 6/18/30 #		850,000	695,054
			695,054
Ukraine − 0.38%
Metinvest 8.50% 4/23/26		1,280,000	877,453

2    NQ- IV054 [0623] 0823 (3049896)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Ukraine (continued)
MHP Lux 6.95% 4/3/26		1,445,000	$ 819,049
			1,696,502
United Arab Emirates − 0.46%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #		1,531,677	1,414,135
MAF Global Securities 7.875% 6/30/27 μ, ψ		625,000	634,366
			2,048,501
United Kingdom − 0.51%
Barclays
6.224% 5/9/34 μ		480,000	478,410
7.385% 11/2/28 μ		285,000	297,107
CK Hutchison International 23 144A 4.875% 4/21/33 #		1,500,000	1,485,761
			2,261,278
United States − 21.55%
AEP Texas 5.40% 6/1/33		180,000	179,188
Air Lease
2.875% 1/15/32		1,765,000	1,418,551
5.85% 12/15/27		2,230,000	2,229,131
American International Group 5.125% 3/27/33		2,335,000	2,282,010
Amgen
5.15% 3/2/28		2,265,000	2,264,579
5.25% 3/2/33		3,005,000	3,010,267
5.65% 3/2/53		1,630,000	1,651,891
Aon 5.00% 9/12/32		1,025,000	1,012,512
Appalachian Power 4.50% 8/1/32		1,135,000	1,064,556
Apple 4.30% 5/10/33		315,000	313,465
AT&T
3.50% 9/15/53		1,015,000	719,254
5.40% 2/15/34		340,000	340,752
Autodesk 2.40% 12/15/31		695,000	569,143
Aviation Capital Group
144A 3.50% 11/1/27 #		1,080,000	954,785
144A 6.25% 4/15/28 #		1,006,000	1,004,616
Bank of America
3.648% 3/31/29 μ	EUR	1,500,000	1,588,663
5.288% 4/25/34 μ		895,000	887,085
6.204% 11/10/28 μ		2,160,000	2,221,906
Bank of New York Mellon 5.802% 10/25/28 μ		310,000	316,187
BP Capital Markets America 4.812% 2/13/33		2,125,000	2,095,119
CDW 3.276% 12/1/28		760,000	660,671
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Celanese US Holdings
6.05% 3/15/25		990,000	$ 986,451
6.165% 7/15/27		485,000	482,829
Charter Communications Operating 3.85% 4/1/61		400,000	242,273
Cheniere Energy Partners 144A 5.95% 6/30/33 #		395,000	396,643
Citigroup 5.61% 9/29/26 μ		2,190,000	2,188,192
Citizens Bank 6.064% 10/24/25 μ		2,120,000	2,010,067
Comcast 4.80% 5/15/33		565,000	559,335
Discovery Communications 4.00% 9/15/55		900,000	599,097
Duke Energy
2.55% 6/15/31		261,000	215,241
3.10% 6/15/28	EUR	1,200,000	1,235,365
Duke Energy Carolinas 4.95% 1/15/33		1,300,000	1,291,030
Entegris Escrow 144A 4.75% 4/15/29 #		1,660,000	1,542,565
Enterprise Products Operating 5.35% 1/31/33		845,000	859,645
ERAC USA Finance
144A 4.90% 5/1/33 #		240,000	234,714
144A 5.40% 5/1/53 #		150,000	149,871
Exelon 5.30% 3/15/33		2,020,000	2,014,651
Ford Motor Credit
2.30% 2/10/25		475,000	444,481
2.90% 2/10/29		695,000	575,809
6.95% 6/10/26		375,000	377,220
General Motors Financial 5.85% 4/6/30		1,170,000	1,160,896
HCA
3.50% 7/15/51		311,000	215,476
5.20% 6/1/28		250,000	248,142
Huntington National Bank 5.65% 1/10/30		2,620,000	2,504,278
Indianapolis Power & Light 144A 5.65% 12/1/32 #		3,390,000	3,461,273
JBS USA LUX 144A 3.625% 1/15/32 #		2,865,000	2,327,239
JPMorgan Chase & Co. 3.54% 5/1/28 μ		2,132,000	1,994,573
KeyCorp 4.789% 6/1/33 μ		176,000	147,630
Kinder Morgan 5.20% 6/1/33		2,980,000	2,889,269
Mileage Plus Holdings 144A 6.50% 6/20/27 #		972,000	975,302

NQ- IV054 [0623] 0823 (3049896)    3

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Morgan Stanley
2.95% 5/7/32 μ	EUR	2,200,000	$ 2,170,193
5.25% 4/21/34 μ		625,000	617,449
6.138% 10/16/26 μ		2,665,000	2,692,970
6.296% 10/18/28 μ		3,010,000	3,095,707
Occidental Petroleum 6.125% 1/1/31		510,000	518,372
Oracle
3.60% 4/1/50		854,000	610,730
4.65% 5/6/30		1,335,000	1,290,701
5.55% 2/6/53		830,000	804,325
Southern California Gas 5.20% 6/1/33		470,000	464,035
Sprint Capital 6.875% 11/15/28		745,000	790,366
SVB Financial Group 4.57% 4/29/33 ‡		1,123,000	753,944
Targa Resources Partners 5.00% 1/15/28		1,910,000	1,824,523
T-Mobile USA 5.05% 7/15/33		275,000	270,137
Truist Financial 6.123% 10/28/33 μ		2,041,000	2,072,437
UnitedHealth Group 4.50% 4/15/33		5,840,000	5,691,418
US Bancorp
4.653% 2/1/29 μ		1,959,000	1,873,159
4.839% 2/1/34 μ		2,360,000	2,205,534
5.727% 10/21/26 μ		2,267,000	2,266,657
5.836% 6/12/34 μ		310,000	312,385
VICI Properties 4.95% 2/15/30		2,310,000	2,169,055
Vistra Operations 144A 5.125% 5/13/25 #		2,105,000	2,054,472
Zoetis 5.40% 11/14/25		1,310,000	1,314,355
			94,976,812
Uzbekistan − 0.19%
Uzbekneftegaz JSC 4.75% 11/16/28		1,000,000	826,372
			826,372
Total Corporate Bonds (cost $172,797,993)			165,463,544

Sovereign Bonds – 26.07%Δ
Albania − 0.19%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	816,615
			816,615
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Angola − 0.33%
Angolan Government International Bond 144A 8.75% 4/14/32 #		1,732,000	$ 1,461,938
			1,461,938
Armenia − 0.18%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		993,000	780,895
			780,895
Belgium − 1.93%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	7,720,000	8,516,729
			8,516,729
Bermuda − 0.32%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		1,688,000	1,415,405
			1,415,405
Brazil − 0.37%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	8,000,000	1,611,905
			1,611,905
Chile − 0.69%
Chile Government International Bonds
3.10% 5/7/41		1,914,000	1,441,207
4.34% 3/7/42		1,800,000	1,602,477
			3,043,684
Denmark − 2.55%
Denmark Government Bond 2.25% 11/15/33	DKK	79,800,000	11,246,964
			11,246,964
Dominican Republic − 0.78%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		3,577,000	3,053,484
144A 7.05% 2/3/31 #		400,000	399,395
			3,452,879
France − 0.23%
French Republic Government Bond OAT 4.75% 4/25/35	EUR	780,000	993,166
			993,166

4    NQ- IV054 [0623] 0823 (3049896)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Georgia − 0.17%
Georgia Government International Bond 144A 2.75% 4/22/26 #		854,000	$ 768,842
			768,842
Germany − 1.36%
Bundesobligation 2.20% 4/13/28	EUR	5,400,000	5,789,951
Bundesrepublik Deutschland Bundesanleihe 1.80% 8/15/53	EUR	200,000	190,742
			5,980,693
Italy − 0.10%
Italy Buoni Poliennali Del Tesoro 2.50% 12/1/32	EUR	450,000	436,751
			436,751
Ivory Coast − 1.15%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		5,768,000	5,068,492
			5,068,492
Morocco − 0.63%
Morocco Government International Bonds
5.50% 12/11/42		700,000	604,188
144A 2.375% 12/15/27 #		2,500,000	2,188,140
			2,792,328
Netherlands − 2.23%
Netherlands Government Bonds
144A 0.50% 7/15/32 #	EUR	2,690,000	2,428,168
144A 2.50% 7/15/33 #	EUR	6,900,000	7,407,976
			9,836,144
Nigeria − 0.15%
Nigeria Government International Bond 7.375% 9/28/33		849,000	670,634
			670,634
Paraguay − 1.94%
Paraguay Government International Bonds
5.60% 3/13/48		1,693,000	1,489,311
144A 4.95% 4/28/31 #		5,767,000	5,554,264
144A 2.739% 1/29/33 #		1,887,000	1,513,629
			8,557,204
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Peru − 0.32%
Peruvian Government International Bond 3.60% 1/15/72		2,048,000	$ 1,401,364
			1,401,364
Poland − 0.23%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #		1,000,000	995,976
			995,976
Republic of North Macedonia − 0.36%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,777,000	1,575,290
			1,575,290
Senegal − 0.40%
Senegal Government International Bond 144A 6.25% 5/23/33 #		2,122,000	1,781,814
			1,781,814
Serbia − 0.30%
Serbia International Bond 1.00% 9/23/28	EUR	1,571,000	1,329,849
			1,329,849
South Africa − 0.77%
Republic of South Africa Government International Bond 5.65% 9/27/47		4,756,000	3,375,970
			3,375,970
Spain − 2.90%
Spain Government Bonds
144A 1.85% 7/30/35 #	EUR	4,470,000	4,094,235
144A 3.55% 10/31/33 #	EUR	7,900,000	8,699,401
			12,793,636
United Kingdom − 4.44%
United Kingdom Gilt 1.75% 9/7/37	GBP	21,550,000	19,568,149
			19,568,149
Uzbekistan − 1.05%
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #		3,481,000	3,193,292
144A 4.75% 2/20/24 #		750,000	743,625
144A 14.00% 7/19/24 #	UZS	7,800,000,000	666,323
			4,603,240
Total Sovereign Bonds (cost $114,418,870)			114,876,556

NQ- IV054 [0623] 0823 (3049896)    5

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Supranational Banks – 2.16%
Banco Latinoamericano de Comercio Exterior 2.375% 9/14/25 #		2,000,000	$1,857,374
Banque Ouest Africaine de Developpement 5.000% 7/27/27		1,800,000	$1,648,656
Central American Bank for Economic Integration 1.140% 2/9/26 #		2,000,000	$1,794,351
Corp Andina de Fomento 5.250% 11/21/25		1,100,000	$1,089,691
European Union 1.000% 7/6/32	EUR	3,420,000	$3,148,357
Total Supranational Banks (cost $10,037,570)			9,538,429

US Treasury Obligations – 17.17%
US Treasury Bonds 3.875% 2/15/43		200,000	$ 195,062
US Treasury Notes
1.25% 4/30/28		8,680,000	7,584,659
2.375% 5/15/27		8,525,000	7,940,239
2.375% 3/31/29		17,585,000	16,057,991
2.875% 4/30/29		9,000,000	8,441,719
3.50% 4/30/30		1,240,000	1,204,156
3.625% 4/30/28		18,390,000	17,872,062
4.00% 6/30/28		10,440,000	10,383,722
4.125% 6/15/26		6,070,000	6,009,300
Total US Treasury Obligations (cost $79,579,816)			75,688,910
	Number of shares
Short-Term Investments – 2.35%
Money Market Mutual Funds – 2.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,583,226	2,583,226
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,583,226	2,583,226
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,583,226	2,583,226
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,583,226	$ 2,583,226
Total Short-Term Investments (cost $10,332,904)		10,332,904
Total Value of Securities Before Options Written−96.60% (cost $437,586,496)		425,678,275
	Notional amount*
Options Written – (0.06%)
Put Swaptions — (0.06%)
FWDP 1yr strike price $6.50, expiration date 12/28/23 (JPMCB)	(85,000,000)	(250,530)
		(250,530)
Receivables and Other Assets Net of Liabilities — 3.46%★		15,251,606
Net Assets Applicable to 49,515,816 Shares Outstanding — 100.00%	$440,679,351
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $122,729,121, which represents 27.85% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
★	Includes $5,460,562 cash collateral held at broker for futures contracts as of June 30, 2023.

6    NQ- IV054 [0623] 0823 (3049896)

(Unaudited)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	4,850,786	USD	(3,265,554)	8/25/23	$—	$(28,854)
CITI	DKK	(77,960,000)	USD	11,520,749	8/25/23	55,227	—
CITI	NZD	950,000	USD	(585,134)	8/25/23	—	(2,264)
JPMCB	AUD	(1,200,000)	USD	804,768	8/25/23	4,065	—
JPMCB	BRL	(7,561,000)	USD	1,524,857	7/14/23	—	(50,010)
JPMCB	CZK	58,501,140	USD	(2,722,949)	7/14/23	—	(39,458)
JPMCB	EUR	4,600,000	USD	(5,019,612)	7/5/23	1,094	—
JPMCB	EUR	(3,392,000)	USD	3,743,603	7/14/23	39,580	—
JPMCB	EUR	(22,950,000)	USD	25,084,046	8/25/23	—	(30,843)
JPMCB	GBP	5,100,000	USD	(6,474,042)	7/5/23	3,144	—
JPMCB	GBP	(13,620,000)	USD	17,226,712	8/25/23	—	(74,991)
JPMCB	INR	217,542,060	USD	(2,640,234)	7/14/23	8,616	—
JPMCB	JPY	925,000,000	USD	(7,010,586)	8/25/23	—	(542,709)
JPMCB	KZT	1,214,862,000	USD	(2,602,253)	7/14/23	76,645	—
MS	NZD	(15,100,000)	USD	9,313,438	8/25/23	48,869	—
TD	EUR	(37,306,803)	USD	41,019,800	8/25/23	193,824	—
TD	GBP	4,100,000	USD	(5,158,179)	8/25/23	50,116	—
TD	JPY	(900,000,000)	USD	6,757,340	8/25/23	464,271	—
TD	NZD	14,150,000	USD	(8,714,074)	8/25/23	—	(32,374)
Total Foreign Currency Exchange Contracts						$945,451	$(801,503)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
584	Australian 10 yr Treasury Bonds	$45,194,700	$45,471,741	9/15/23	$—	$(277,041)	$—
157	Canadian Treasury 10 yr Bonds	14,521,389	14,426,451	9/20/23	94,938	—	113,771
(7)	Euro-BTP	(886,895)	(878,481)	9/7/23	—	(8,414)	(261)
(260)	Euro-Bund	(37,943,643)	(38,232,618)	9/7/23	288,975	—	—
(50)	Euro-Buxl	(7,616,576)	(7,471,666)	9/7/23	—	(144,910)	(41,873)
314	Euro-EURIBOR	82,712,524	83,496,737	12/16/24	—	(784,213)	(20,146)
(314)	Euro-EURIBOR	(82,241,389)	(82,870,561)	12/18/23	629,172	—	—
11	Euro-OAT	1,541,211	1,554,193	9/7/23	—	(12,982)	(1,537)
10	EURO-Schatz	1,144,123	1,153,377	9/7/23	—	(9,254)	—
(7)	Japanese Treasury 10 yr Bonds	(720,302)	(720,371)	9/11/23	69	—	69
(15)	Japanese Treasury 10 yr Bonds	(15,442,323)	(15,470,390)	9/12/23	28,067	—	11,497
(6)	Long 10 yr Gilt	(726,186)	(722,007)	9/27/23	—	(4,179)	(67,680)
147	SONIA Index Future	43,762,470	44,131,450	3/19/24	—	(368,980)	(25,672)
318	US Treasury 2 yr Notes	64,663,312	65,559,097	9/29/23	—	(895,785)	(9,938)
520	US Treasury 5 yr Notes	55,688,750	56,536,614	9/29/23	—	(847,864)	—
37	US Treasury 10 yr Notes	4,153,828	4,155,655	9/20/23	—	(1,827)	5,203
NQ- IV054 [0623] 0823 (3049896)    7

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(389)	US Treasury 10 yr Ultra Notes	$(46,072,188)	$(46,486,209)	9/20/23	$414,021	$—	$(115,483)
(1)	US Treasury Long Bonds	(126,906)	(127,169)	9/20/23	263	—	(750)
(28)	US Treasury Ultra Bonds	(3,814,125)	(3,779,050)	9/20/23	—	(35,075)	(35,000)
Total Futures Contracts			$119,726,793		$1,455,505	$(3,390,524)	$(187,800)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.IG.40.V1[4] 6/20/28-Quarterly	45,800,000	1.000%	$(691,803)	$(486,477)	$(205,326)	$(69,402)
			(691,803)	(486,477)	(205,326)	(69,402)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 6/20/28 Ba2 6/20/28- Quarterly	2,827,000	1.000%	93,470	119,542	(26,073)	—
JPMCB Republic of Indonesia 1.00% 6/20/28 Ba2 6/20/28- Quarterly	4,033,000	1.000%	(23,529)	(23,058)	(472)	—
Total CDS Contracts			$(621,862)	$(389,993)	$(231,871)	$(69,402)
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
3 yr IRS 6/5/26- (At Maturity/At Maturity)	JPY 15,200,000,000	0%/ 0.3052%	$(81,097)	$—	$—	$(81,097)	$16,584
Total IRS Contracts			$(81,097)	$—	$—	$(81,097)	$16,584
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are
8    NQ- IV054 [0623] 0823 (3049896)

(Unaudited)
reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,096).
[4]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[5]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
Summary of abbreviations: (continued)
DAC – Designated Activity Company
EURIBOR – Euro interbank offered rate
GNMA – Government National Mortgage Association
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
OAT – Obligations Assimilables du Tresor
S.F. – Single Family
SONIA – Sterling Overnight Indexed Average
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CZK – Czech Koruna
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
NZD – New Zealand Dollar
USD – US Dollar
UZS – Uzbekistan Som

NQ- IV054 [0623] 0823 (3049896)    9